SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2020
Subsequent events [abstract]
Disclosure of events after reporting period [text block]

29 SUBSEQUENT EVENTS

There were no significant subsequent events between the year-end reporting date of June 30, 2020 and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.

Declaration of dividend

On September 1, 2020, the Board declared a final dividend for the year ended June 30, 2020 of 35 SA cents per qualifying share amounting to R299.3 million, which was paid on September 28, 2020.